Segment Information, Geographic Data, and Significant Customers (Details) - Customers accounting for more than 10% of either total revenues or accounts receivable (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount	$ 1,733,908	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 3,139,421	$ 424,735	$ 1,304,747	$ 586,176
Customers Risk Percentage	10.00%									10.00%
Customer A [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												458,333
Customers Risk Percentage												35.00%
Customer A [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage
Accounts Receivable from Customers, Amount
Customer B [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												191,271
Customers Risk Percentage												15.00%
Customer B [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												18.00%
Accounts Receivable from Customers, Amount		65,600										65,600
Customer C [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												188,552
Customers Risk Percentage												14.00%
Customer C [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												5.00%
Accounts Receivable from Customers, Amount		19,646										19,646
Customer D [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												162,779
Customers Risk Percentage												12.00%
Customer D [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												46.00%
Accounts Receivable from Customers, Amount		170,071										170,071
Customer E [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												138,328
Customers Risk Percentage												11.00%
Customer E [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												5.00%
Accounts Receivable from Customers, Amount		17,808										17,808
Customer F [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												13,486	146,000
Customers Risk Percentage												1.00%	25.00%
Customer F [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage												2.00%	45.00%
Accounts Receivable from Customers, Amount		7,625				140,000						7,625	140,000
Customer G [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount													131,465
Customers Risk Percentage													22.00%
Customer G [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage
Accounts Receivable from Customers, Amount
Customer H [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Revenues from Customers, Amount												9,939	124,473
Customers Risk Percentage												1.00%	21.00%
Customer H [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Customers Risk Percentage													49.00%
Accounts Receivable from Customers, Amount						$ 150,145							$ 150,145